June 11, 1999



               THE DREYFUS/LAUREL FUNDS TRUST
             DREYFUS PREMIER MANAGED INCOME FUND


      Supplement to Statement of Additional Information
                      Dated May 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS TRUST
               DREYFUS PREMIER CORE VALUE FUND


      Supplement to Statement of Additional Information
                      Dated May 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.


                                               June 11, 1999



               THE DREYFUS/LAUREL FUNDS TRUST
        DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND


      Supplement to Statement of Additional Information
                      Dated May 1, 1999


     The fee that the Distributor may pay to dealers, as described in the tenth paragraph in the Fund's Statement of Additional Information entitled "Purchase of Shares-- General," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.